Commonwealth Australia/New Zealand Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS ( 98.42% ) Shares Fair Value
Australia ( 36.06% )
Biotech ( 3.43% )
CSL Ltd. 2,500 $ 450,870
Containers & Packaging ( 3.22% )
Brambles Ltd. 44,862 423,943
Environmental & Facilities Services ( 1.74% )
Cleanaway Waste Management Ltd. 123,329 228,617
Food & Drug Stores ( 3.43% )
Coles Group Ltd. 36,872 450,468
Gas Utilities ( 2.04% )
APA Group 40,000 268,655
Health Care Facilities ( 2.27% )
Ramsay Health Care Ltd. 7,556 298,962
Health Care Services ( 4.74% )
Sonic Healthcare Ltd. 26,382 622,827
Integrated Electric Utilities ( 2.85% )
Origin Energy Ltd. 65,776 374,184
Internet Media & Services ( 2.29% )
Webjet Ltd.
(a)
57,000 301,672
IT Services ( 0.17% )
Appen Ltd.
(a)
15,000 22,869
Logistics Services ( 2.31% )
Qube Holdings Ltd. 153,645 303,389
Medical Devices ( 2.44% )
Cochlear Ltd. 2,000 321,284
Retail REITs ( 0.79% )
Scentre Group Ltd. 55,000 103,801
Transport Operations & Services ( 1.10% )
Transurban Group 15,000 144,469
Wireless Telecommunications ( 3.24% )
Telstra Corp. Ltd. 148,972 426,235
Total Australia 4,742,245
New Zealand ( 62.36% )
Alcoholic Beverages ( 0.93% )
Delegat Group Ltd. 21,456 122,842
Building Materials ( 1.32% )
Fletcher Building Ltd. 50,000 173,249
Courier Services ( 4.19% )
Freightways Ltd. 103,540 550,362

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (98.42%) - (continued) Shares Fair Value
New Zealand ( 62.36%)
Flow Control Equipment ( 3.16% )
Skellerup Holdings Ltd. 150,000 $ 415,425
Food & Drug Stores ( 1.14% )
Green Cross Health Ltd. 181,796 150,142
Health Care Facilities ( 2.65% )
Oceania Healthcare Ltd. 457,544 215,930
Summerset Group Holdings Ltd. 20,601 131,762
347,692
Health Care Supply Chain ( 0.80% )
AFT Pharmaceuticals Ltd.
(a)
46,000 105,688
Home Products Stores ( 3.99% )
Briscoe Group Ltd. 183,520 525,353
Life Science & Diagnostics ( 0.51% )
Pacific Edge Ltd.
(a)
800,000 66,567
Lodging ( 2.85% )
Millennium & Copthorne Hotels New Zealand Ltd. 300,000 374,441
Logistics Services ( 6.41% )
Mainfreight Ltd. 20,000 842,647
Measurement Instruments ( 2.79% )
ikeGPS Group Ltd.
(a)
831,366 366,536
Medical Devices ( 0.66% )
Aroa Biosurgery Ltd.
(a)
145,000 87,649
Multi Asset Class Owners & Developers ( 1.85% )
Marsden Maritime Holdings Ltd. 81,425 243,709
Other Specialty Retail - Discretionary ( 0.54% )
Comvita Ltd. 35,694 70,705
P&C Insurance ( 0.89% )
Tower Ltd. 300,000 117,362
Packaged Food ( 1.18% )
Sanford Ltd. 60,000 154,993
Power Generation ( 9.82% )
Infratil Ltd. 208,975 1,291,171
Real Estate Services ( 1.87% )
Arvida Group Ltd. 316,092 245,352
Transport Operations & Services ( 14.81% )
Port of Tauranga Ltd. 55,000 211,749
South Port New Zealand Ltd. 376,010 1,737,154
1,948,903
Total New Zealand 8,200,788

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (98.42%) - (continued) Shares Fair Value
Total Common Stocks (Cost $7,870,645) $ 12,943,033
MONEY MARKET FUNDS ( 0.09% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.11%
(b)
11,373 11,373
Total Money Market Funds (Cost $11,373) 11,373
Total Investments — (98.51%)
    (Cost $7,882,018) 12,954,406
Other Assets in Excess of Liabilities (1.49%) 195,884
NET ASSETS — 100.00% $ 13,150,290
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS ( 90.68% ) Shares Fair Value
Egypt ( 2.26% )
Banks ( 1.27% )
Commercial International Bank Egypt SAE - GDR 34,571 $ 41,623
Other Commercial Support Services ( 0.99% )
Integrated Diagnostics Holdings PLC 59,000 32,568
Total Egypt 74,191
South Africa ( 86.18% )
Agricultural Producers ( 4.82% )
Astral Foods Ltd. 7,000 63,793
Crookes Brothers Ltd.
(a)
10,000 16,220
Oceana Group Ltd. 20,000 78,102
158,115
Automotive Retailers ( 6.74% )
Barloworld Ltd. 7,900 36,983
Bidvest Group Ltd. 7,500 116,406
Motus Holdings Ltd. 11,400 67,261
220,650
Banks ( 16.89% )
Capitec Bank Holdings Ltd. 3,000 300,919
FirstRand Ltd. 17,700 72,060
Nedbank Group Ltd. 6,000 78,862
Standard Bank Group Ltd. - ADR 9,400 101,520
553,361
Basic & Diversified Chemicals ( 1.72% )
Sasol Ltd. - ADR 4,000 56,280
Building Construction ( 1.83% )
Wilson Bayly Holmes-Ovcon Ltd.
(a)
9,900 60,078
Cable & Satellite ( 1.01% )
MultiChoice Group Ltd. 6,700 33,168
Coal Mining ( 1.47% )
Exxaro Resources Ltd. 5,300 48,028
Food & Beverage Wholesalers ( 3.37% )
Bid Corp. Ltd. 4,667 110,572
Food & Drug Stores ( 3.99% )
Shoprite Holdings Ltd. - ADR 9,000 130,771
Institutional Brokerage ( 1.09% )
Coronation Fund Managers Ltd. 19,500 35,784
Internet Media & Services ( 6.24% )
Naspers Ltd., N Shares 1,040 204,408
Life & Health Insurance ( 2.33% )
Momentum Metropolitan Holdings 72,000 76,352

Africa Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (90.68%) - (continued) Shares Fair Value
South Africa ( 86.18%)
Life Insurance ( 5.07% )
Clientele Ltd. 90,000 $ 60,103
Discovery Ltd.
(a)
12,000 106,038
166,141
Marine Shipping ( 2.61% )
Grindrod Ltd. 160,000 85,462
Paper & Pulp Mills ( 1.25% )
Sappi Ltd. 19,000 40,913
Precious Metals ( 11.87% )
Anglo American Platinum Ltd. 1,100 54,782
AngloGold Ashanti Ltd. - ADR 3,000 66,600
Gold Fields Ltd. - ADR 8,200 126,854
Impala Platinum Holdings Ltd. 12,500 90,188
Sibanye Stillwater Ltd. 27,000 51,072
389,496
Renewable Energy Project Developers ( 1.18% )
Renergen Ltd.
(a)
35,000 38,662
Self-Storage Owners & Developers ( 1.43% )
Stor-Age Property REIT Ltd. 70,000 46,708
Specialty & Generic Pharmaceuticals ( 1.90% )
Aspen Pharmacare Holdings Ltd. 5,800 62,216
Specialty Apparel Stores ( 1.42% )
Mr. Price Group Ltd. 5,300 46,673
Wealth Management ( 3.10% )
Alexander Forbes Group Holdings Ltd. 170,000 49,443
PSG Konsult Ltd. 65,000 52,096
101,539
Wireless Telecommunications ( 4.85% )
MTN Group Ltd. - ADR 12,500 98,213
Vodacom Group Ltd. 9,200 60,703
158,916
Total South Africa 2,824,293
United Kingdom ( 2.24% )
Precious Metals ( 2.24% )
Endeavour Mining PLC 3,000 73,290
Total Common Stocks (Cost $2,990,634) 2,971,774
EXCHANGE-TRADED FUNDS ( 3.40% ) Shares Fair Value
Global X MSCI Nigeria ETF 11,100 111,555

Africa Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS (3.40%) - (continued) Shares Fair Value
Total Exchange-Traded Funds (Cost $169,505) $ 111,555
MONEY MARKET FUNDS ( 0.44% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.11%
(b)
14,544 14,544
Total Money Market Funds (Cost $14,544) 14,544
SOVEREIGN BONDS ( 2.60% )
Principal
Amount
South Africa (2.60%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 85,258
Total Sovereign Bonds (Cost $90,488) 85,258
Total Investments — (97.12%)
    (Cost $3,265,171) 3,183,131
Other Assets in Excess of Liabilities (2.88%) 94,307
NET ASSETS — 100.00% $ 3,277,438
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS ( 97.31% ) Shares Fair Value
Japan ( 95.76% )
Alcoholic Beverages ( 1.70% )
Kirin Holdings Co. Ltd. 7,000 $ 103,448
Auto Parts ( 2.73% )
Bridgestone Corp. - ADR 4,000 82,680
DENSO Corp. 1,200 83,344
166,024
Automobiles ( 4.58% )
Honda Motor Co. Ltd. - ADR 4,000 127,680
Toyota Motor Corp. - ADR 900 151,416
279,096
Basic & Diversified Chemicals ( 1.97% )
Mitsubishi Gas Chemical Co., Inc. 8,000 119,688
Building Construction ( 3.33% )
Kajima Corp. 12,850 202,863
Building Maintenance Services ( 1.54% )
Taihei Dengyo Kaisha Ltd. 3,000 93,731
Commercial & Residential Building Equipment & Systems
( 3.31% )
Daikin Industries Ltd. 1,000 201,660
Commercial Finance ( 4.35% )
Kyushu Leasing Service Co. Ltd. 13,000 82,147
ORIX Corp. 9,500 182,362
264,509
Consumer Electronics ( 1.85% )
Sony Group Corp. - ADR 1,200 112,320
Courier Services ( 2.15% )
Yamato Holdings Co. Ltd. 7,000 130,978
Diversified Industrials ( 2.69% )
Hitachi Ltd. 2,500 163,388
Electrical Power Equipment ( 1.86% )
Meidensha Corp. 7,600 113,090
Electronics Components ( 4.09% )
Murata Manufacturing Co. Ltd. 1,000 58,516
Nidec Corp. 1,700 101,006
Taiyo Yuden Co. Ltd. 3,000 89,282
248,804
Factory Automation Equipment ( 1.51% )
FANUC Corp. 3,000 91,685
Food & Beverage Wholesalers ( 1.99% )
Yamae Group Holdings Co. Ltd. 5,200 121,165
Food & Drug Stores ( 1.83% )
Sugi Holdings Company Ltd. 2,500 111,321

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (97.31%) - (continued) Shares Fair Value
Japan ( 95.76%)
Health Care Supplies ( 4.20% )
Hoya Corp. 2,200 $ 255,614
Home Products Stores ( 2.42% )
Nitori Holdings Co. Ltd. 1,200 147,228
Infrastructure Construction ( 1.39% )
Takada Corp. 12,000 84,347
Integrated Electric Utilities ( 1.62% )
Kansai Electric Power Co., Inc. (The) 7,500 98,581
IT Services ( 3.72% )
INES Corp. 10,000 101,357
Otsuka Corp. 3,000 124,771
226,128
Life Insurance ( 5.36% )
Dai-ichi Life Insurance Co. Ltd. 8,000 163,380
T&D Holdings, Inc. 10,000 162,439
325,819
Logistics Services ( 1.44% )
Nippon Express Holdings Co. Ltd. 1,500 87,879
Mass Merchants ( 1.25% )
Aeon Kyushu Co. Ltd. 4,500 76,134
Medical Devices ( 9.43% )
Asahi Intecc Co. Ltd. 16,000 328,168
Terumo Corp. 7,500 245,187
573,355
Multi Asset Class Owners & Developers ( 2.77% )
Mitsui Fudosan Co. Ltd. 3,000 61,542
Sumitomo Realty & Development Co. Ltd. 4,000 107,008
168,550
P&C Insurance ( 1.67% )
Sompo Holdings, Inc. 2,300 101,704
Personal Care Products ( 4.90% )
Kao Corp. 2,000 75,941
Unicharm Corp. 6,000 222,128
298,069
Specialty Apparel Stores ( 2.47% )
Fast Retailing Co. Ltd. 600 149,970
Specialty Chemicals ( 3.03% )
JSR Corp. 3,000 85,866
Shin-Etsu Chemical Co. Ltd. 3,000 98,665
184,531
Transit Services ( 7.64% )
Daiichi Koutsu Sangyo Co. Ltd. 12,200 76,663
East Japan Railway Co. 1,500 84,906
Hankyu Hanshin Holdings, Inc. 4,400 146,009

Commonwealth Japan Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (97.31%) - (continued) Shares Fair Value
Japan ( 95.76%)
Transit Services (7.64%) - continued
Keikyu Corp. 6,500 $ 61,747
Tobu Railway Co. Ltd. 3,600 95,169
464,494
Wireless Telecommunications ( 0.97% )
KDDI Corp. 2,000 58,860
United States ( 1.55% )
Life Insurance ( 1.55% )
Aflac, Inc. 1,300 94,042
Total Common Stocks (Cost $3,909,106) 5,919,075
MONEY MARKET FUNDS ( 5.83% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.11%
(a)
354,601 354,601
Total Money Market Funds (Cost $354,601) 354,601
Total Investments — (103.14%)
    (Cost $4,263,707) 6,273,676
Liabilities in Excess of Other Assets (-3.14%) (190,756)
NET ASSETS — 100.00% $ 6,082,920
(a) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt

Commonwealth Global Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS ( 99.75% ) Shares Fair Value
Denmark ( 1.90% )
Large Pharmaceuticals ( 1.90% )
Novo Nordisk A/S - ADR 2,000 $ 322,200
France ( 1.99% )
Basic & Diversified Chemicals ( 1.99% )
Arkema SA - ADR 3,130 337,478
Germany ( 3.53% )
Diversified Industrials ( 3.53% )
Siemens AG - ADR 7,000 597,240
India ( 3.22% )
Banks ( 3.22% )
HDFC Bank Ltd. - ADR 8,000 546,240
Ireland ( 1.13% )
Building Materials ( 1.13% )
James Hardie Industries PLC - ADR 6,500 192,400
Israel ( 3.46% )
Application Software ( 3.46% )
NICE Ltd. - ADR
(a)
2,700 588,195
Japan ( 4.07% )
Consumer Electronics ( 2.21% )
Sony Group Corp. - ADR 4,000 374,400
Electronics Components ( 1.86% )
Nidec Corp. - ADR 21,000 315,210
Total Japan 689,610
Mexico ( 1.23% )
Wireless Telecommunications ( 1.23% )
America Movil S.A.B. de C.V., Class L - ADR 10,000 209,200
Norway ( 1.87% )
P&C Insurance ( 1.87% )
Gjensidige Forsikring ASA - ADR 20,000 317,600

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (99.75%) - (continued) Shares Fair Value
Panama ( 2.09% )
Airlines ( 2.09% )
Copa Holdings, SA, Class A
(a)
3,000 $ 354,060
South Africa ( 2.05% )
Food & Drug Stores ( 2.05% )
Shoprite Holdings Ltd. - ADR 24,000 348,722
Switzerland ( 6.18% )
Large Pharmaceuticals ( 2.74% )
Roche Holding AG - ADR 12,000 464,400
Packaged Food ( 3.44% )
Nestlé SA - ADR 4,750 583,775
Total Switzerland 1,048,175
Taiwan Province of China
( 1.17% )
Semiconductor Manufacturing ( 1.17% )
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 2,000 198,300
United Kingdom ( 10.59% )
Alcoholic Beverages ( 2.90% )
Diageo PLC - ADR 2,800 492,632
Integrated Oils ( 0.83% )
BP PLC - ADR 3,800 141,740
Large Pharmaceuticals ( 3.16% )
AstraZeneca PLC - ADR 7,500 537,750
Personal Care Products ( 2.66% )
Haleon PLC - ADR 8,500 74,885
Unilever PLC - ADR 7,000 376,110
450,995
Publishing ( 1.04% )
Pearson PLC - ADR 16,000 176,480
Total United Kingdom 1,799,597
United States ( 55.27% )
Aerospace & Defense ( 2.07% )
Raytheon Technologies Corp. 4,000 351,720
Agricultural Chemicals ( 0.48% )
CF Industries Holdings, Inc. 1,000 82,080

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (99.75%) - (continued) Shares Fair Value
United States ( 55.27%)
Auto Parts ( 4.02% )
Miller Industries, Inc. 18,000 $ 682,920
Automotive Retailers ( 5.48% )
Group 1 Automotive, Inc. 3,600 930,708
Communications Equipment ( 5.68% )
Apple, Inc. 4,900 962,605
Computer Hardware & Storage ( 3.68% )
NetApp, Inc. 8,000 624,080
Construction & Mining Machinery ( 1.87% )
Caterpillar, Inc. 1,200 318,204
Courier Services ( 0.64% )
FedEx Corp. 400 107,980
Diversified Banks ( 1.95% )
JPMorgan Chase & Co. 2,100 331,716
Film & TV ( 1.05% )
Walt Disney Co. (The)
(a)
2,000 177,780
Health Care Supplies ( 1.31% )
ResMed, Inc. 1,000 222,350
Household Products ( 2.85% )
Procter & Gamble Co. (The) 3,100 484,530
Infrastructure Software ( 2.97% )
Microsoft Corp. 1,500 503,880
Integrated Oil & Gas ( 3.37% )
Chevron Corp. 3,500 572,810
Life Science & Diagnostics ( 4.37% )
Thermo Fisher Scientific, Inc. 1,350 740,691
Medical Equipment ( 1.22% )
Dentsply Sirona, Inc. 5,000 207,600
Oil & Gas Equipment & Services ( 0.93% )
Schlumberger Ltd. 2,700 157,518
Oilfield Services & Equipment ( 0.42% )
Natural Gas Services Group, Inc.
(a)
7,000 72,030
Online Marketplace ( 1.18% )
Amazon.com, Inc.
(a)
1,500 200,520
Rail Freight ( 3.30% )
Norfolk Southern Corp. 2,400 560,616
Semiconductor Devices ( 2.43% )
Skyworks Solutions, Inc. 3,600 411,732

Commonwealth Global Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (99.75%) - (continued) Shares Fair Value
United States ( 55.27%)
Video Games ( 1.60% )
Electronic Arts, Inc. 2,000 $ 272,700
Waste Management ( 0.89% )
Republic Services, Inc. 1,000 151,110
Wireless Telecommunications ( 1.51% )
KVH Industries, Inc.
(a)
30,000 256,800
Total United States 9,384,680
Total Common Stocks (Cost $8,111,405) 16,933,697
MONEY MARKET FUNDS ( 0.84% )
Federated Hermes Government Obligations Fund, Institutional
Class, 5.11%
(b)
142,258 142,258
Total Money Market Funds (Cost $142,258) 142,258
Total Investments — (100.59%)
    (Cost $8,253,663) 17,075,955
Liabilities in Excess of Other Assets (-0.59%) (100,326)
NET ASSETS — 100.00% $ 16,975,629
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
COMMON STOCKS ( 94.66% ) Shares Fair Value
Agricultural Producers ( 1.07% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR 27,432 $ 149,779
Banks ( 2.35% )
Harleysville Financial Corp. 8,675 199,959
Texas Capital Bancshares, Inc.
(a)
2,000 127,700
327,659
Building Construction ( 1.70% )
Kajima Corp. - ADR 11,900 188,115
Lendlease Group - ADR 8,000 48,240
236,355
Building Materials ( 13.12% )
James Hardie Industries PLC - ADR 25,000 740,000
Tecnoglass, Inc. 23,134 1,089,149
1,829,149
Cement & Aggregates ( 4.97% )
Cemex S.A.B. de C.V. - ADR
(a)
30,000 228,600
CRH PLC - ADR 2,500 150,750
Summit Materials, Inc., Class A
(a)
8,680 314,042
693,392
Commercial & Residential Building Equipment & Systems
( 4.48% )
Lennox International, Inc. 1,700 624,648
Data Center REITs ( 4.18% )
Digital Realty Trust, Inc. 3,368 419,720
Equinix, Inc. 200 161,984
581,704
Home Products Stores ( 4.37% )
Lowe's Cos., Inc. 2,600 609,102
Homebuilding ( 10.45% )
D.R. Horton, Inc. 5,000 635,100
Lennar Corp., Class A 4,000 507,320
NVR, Inc.
(a)
50 315,322
1,457,742
Hotels Resorts & Cruise Lines ( 3.30% )
InterContinental Hotels Group PLC - ADR 6,103 460,166
Industrial Machinery ( 1.84% )
Techtronic Industries Company Ltd. - ADR 4,500 256,005
Industrial REITs ( 4.77% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 7,600 198,436
Prologis, Inc. 2,000 249,500
STAG Industrial, Inc. 6,000 217,800
665,736

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
COMMON STOCKS (94.66%) - continued Shares Fair Value
Infrastructure REITs ( 8.12% )
American Tower Corp., Class A 2,500 $ 475,775
Crown Castle International Corp. 2,000 216,580
SBA Communications Corp., Class A 2,000 437,900
1,130,255
Mortgage Finance ( 3.27% )
Ladder Capital Corp. 27,804 305,566
Redwood Trust, Inc. 20,000 150,600
456,166
Mortgage REITs ( 0.76% )
Ares Commercial Real Estate Corp. 10,000 106,600
Multi Asset Class REITs ( 2.16% )
WP Carey, Inc. 4,470 301,859
Office REITs ( 3.75% )
Alexandria Real Estate Equities, Inc. 4,150 521,572
Residential Owners & Developers ( 1.57% )
Cyrela Brazil Realty SA - ADR 44,000 218,240
Residential REITs ( 1.35% )
AvalonBay Communities, Inc. 1,000 188,650
Retail REITs ( 2.70% )
Kite Realty Group Trust 9,000 205,920
National Retail Properties, Inc. 4,000 170,720
376,640
Self-Storage REITs ( 3.92% )
Extra Space Storage, Inc. 2,500 348,925
Global Self Storage, Inc. 39,000 198,510
547,435
Specialized REITs ( 5.72% )
Charter Hall Education Trust 96,286 193,361
Gladstone Land Corp. 9,700 162,378
Iron Mountain, Inc. 7,200 442,080
797,819
Timber REITs ( 1.10% )
Weyerhaeuser Co. 4,500 153,270
Transport Operations & Services ( 3.64% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 509,382
Total Common Stocks (Cost $6,828,712) 13,199,325
CORPORATE BONDS ( 2.12% )
Principal
Amount Fair Value
Fannie Mae, 2.50%, 2/5/2024 $ 300,000 295,496
Total Corporate Bonds (Cost $296,911) 295,496

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
MONEY MARKET FUNDS ( 3.33% ) Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 5.11%
(b)
463,779 $ 463,779
Total Money Market Funds (Cost $463,779) 463,779
Total Investments — (100.11%)
    (Cost $7,589,402) 13,958,600
Liabilities in Excess of Other Assets (-0.11%) (15,720)
NET ASSETS — 100.00% $ 13,942,880
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust